Restricted Cash (Details Textual) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents	$ 0	$ 9,148	$ 0
Unsecured Debt [Member]
Unsecured Debt Principle Balance		$ 3,387,586